BUSINESS OVERVIEW AND BASIS OF PRESENTATION (Details Narrative) - USD ($)		Feb. 23, 2026	Nov. 26, 2025	Apr. 05, 2023	Aug. 26, 2022	Feb. 22, 2026	Dec. 31, 2025	Dec. 31, 2024	Oct. 30, 2024	Sep. 25, 2024	Aug. 01, 2024	Dec. 31, 2023	Jan. 27, 2023	Jun. 02, 2022
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Authorized share capital									$ 2,500,000				$ 100,000	$ 2,500,000
Common stock shares authorized									10,000,000,000				400,000,000	10,000,000,000
Ordinary shares par value			$ 0.00025						$ 0.00025				$ 0.00025	$ 0.00025
Additional capital units authorized									9,600,000,000					9,600,000,000
Ordinary shares, issued				6,040,000						790,000	1,700,000	30,840,000
Deferred offering costs							$ 1,600,000
Ordinary shares, outstanding												30,840,000
Ordinary shares authorized			10,000,000,000
Ordinary shares unissued			1,000,000,000
Ordinary shares par value, unissued			$ 0.00025
Preferred shares unissued			1,000,000,000
Preferred shares par value, unissued			$ 0.00025
Redesignate common stock shares issued			51,330,000
Redesignate preferred stock shares issued			0
Preferred shares authorized	[1]						1,000,000,000	1,000,000,000
Preferred shares par value	[1]						$ 0.00025	$ 0.00025
Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ordinary shares par value		$ 0.0025				$ 0.00025
Ordinary shares, issued		10,000
Ordinary shares, outstanding		10,000
Reverse share spilt		1-for-10
Dividends		$ 2,500,000
Preferred shares authorized		1,000,000,000
Preferred shares par value		$ 0.00025
Common Class A [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ordinary shares par value			$ 0.00025
Ordinary shares authorized			8,000,000,000				800,000,000
Ordinary shares voting rights			1
Redesignate common stock shares issued			41,330,000
Common Class A [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ordinary shares par value		$ 0.0025				$ 0.00025
Ordinary shares, issued		1				10
Ordinary shares authorized		800,000,000
Common Class B [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ordinary shares par value			$ 0.00025
Ordinary shares authorized			1,000,000,000				100,000,000
Ordinary shares voting rights			50
Redesignate common stock shares issued			10,000,000
Common Class B [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ordinary shares par value		$ 0.0025				$ 0.00025
Ordinary shares, issued		1				10
Ordinary shares authorized		100,000,000
Choice Global [Member] | 2023 Equity Incentive Plan [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ordinary shares par value										$ 0.00025	$ 0.00025
Ordinary shares, issued										790,000	1,700,000
IPO [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ordinary shares par value				$ 2.50
Ordinary shares, issued				6,040,000
Gross proceeds from underwriters discount				$ 15,100,000
Net proceeds from underwriters discount				13,500,000
Deferred offering costs				$ 1,600,000
MWE Investments Limited [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage				66.75%
Public Shareholders [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage				33.25%
MWE Investments Limited [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of common stock held			20,584,800
Acquisition Agreement [Member] | Precious Choice Global [Member] | Multi Ways SG [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage					4.90%
Acquisition Agreement [Member] | Precious Choice Global [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Transfer of shares					352,800
Reorganization Agreement [Member] | MWE Investments [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Consideration is settled and issued					8,915,624
Reorganization Agreement [Member] | Precious Choice Global [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage					4.90%
Consideration is settled and issued					459,326
Ownership shares					459,375
Reorganization Agreement [Member] | MWE Investment [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage					95.10%
Ownership shares					8,915,625
Reorganization Agreement [Member] | Precious Choice Global [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Transfer of shares					352,800
Reorganization Agreement [Member] | MWE Holdings [Member] | Mr James Lim [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Transfer of shares					6,627,201
Reorganization Agreement [Member] | MWE Holdings [Member] | Ms Lee NG [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Transfer of shares					220,001

[1]	On February 23, 2026, the Company effected a 1-for-10 reverse share spilt, whereby every ten (10) issued and outstanding ordinary shares were consolidated into one (1) ordinary share, with a corresponding increase in par value from $0.00025 to $0.0025 per share. All share and per share information presented in these financial statements have been retrospectively adjusted, where applicable, to reflect this share consolidation. The consolidation did not affect total shareholders’ equity.